Commissions and Banking fees (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Commissions and Banking fees

	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Credit and debit cards	16,051	13,813	15,619
Current account services	7,803	8,002	7,969
Asset management	7,177	6,951	6,322
Funds	6,545	6,316	5,702
Consortia	632	635	620
Credit operations and financial guarantees provided	2,511	2,298	2,418
Credit operations	1,307	964	1,048
Financial guarantees provided	1,204	1,334	1,370
Collection services	2,020	1,897	1,831
Advisory services and brokerage	3,579	2,891	2,509
Custody services	605	573	501
Other	2,578	2,132	1,863

Total	42,324	38,557	39,032